Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Diluted Net Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	92,690,774	183,300,309	183,505,007	171,292,096
Options To Purchase Common Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	37,409,124	36,353,061	36,557,759	24,344,848
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)		139,444,346	139,444,346	139,444,346
Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	38,533,271	4,884,132	7,502,902	4,884,132
Warrants To Purchase Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)		2,618,770		2,618,770
RSUs [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	16,748,379